Page 1
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-3906
                                                --------

     PC&J  Performance  Fund
     -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:  June  30,  2005
                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.












PC&J  PERFORMANCE
FUND

Semi-Annual  Report  to  Shareholders
June  30,  2005






















The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

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
------
PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2004, 2003, 2002, and 2001 has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2005 has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.





Selected Data for Each Share of Capital       2005
Stock Outstanding Throughout the Period   (Unaudited)     2004      2003      2002       2001
                                                        --------  --------  ---------  ---------
NET ASSET VALUE-BEGINNING OF PERIOD. . .  $     24.89   $ 24.51   $ 19.95   $  26.02   $  31.63

Income from investment operations:
   Net investment income (loss). . . . .         0.03      0.07      0.03      (0.07)     (0.11)
   Net realized and unrealized
      gain (loss) on securities. . . . .        (0.44)     1.72      4.56      (6.00)     (5.50)

TOTAL FROM INVESTMENT OPERATIONS . . . .        (0.41)     1.79      4.59      (6.07)     (5.61)

Less distributions:
   From net investment income. . . . . .        (0.00)    (0.07)    (0.03)     (0.00)     (0.00)
   From net realized gain
     on investments. . . . . . . . . . .        (0.00)    (1.34)    (0.00)     (0.00)     (0.00)

TOTAL DISTRIBUTIONS. . . . . . . . . . .        (0.00)    (1.41)    (0.03)     (0.00)     (0.00)

NET ASSET VALUE-END OF PERIOD. . . . . .  $     24.48   $ 24.89   $ 24.51   $  19.95   $  26.02


TOTAL RETURN . . . . . . . . . . . . . .       (1.65%)     7.30%    23.00%   (23.33%)   (17.74%)

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . . .       1.59%*      1.52%     1.50%      1.50%      1.50%
   Net investment income (loss). . . . .       0.25%*      0.28%     0.13%    (0.17%)    (0.38%)

Portfolio turnover rate. . . . . . . . .      69.90%*     54.69%   134.24%     79.86%     57.58%

Net assets at end of period (000's). . .  $    34,889   $38,842   $37,793   $ 34,387   $ 46,094



*  Annualized
See  notes  to  financial  statements.

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PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2005
(UNAUDITED)




                                            PERCENT
                                             OF NET                      MARKET
SECURITY                                     ASSETS    NUMBER OF SHARES   VALUE
-----------------------------------------  ----------  -----------------  -----

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary: . . . . . . . . .        7.6%
 Comcast Corp. Cl. A (1). . . . . . . . .            15,000   $         460,050
 Hilton Hotels Corp.. . . . . . . . . . .            10,000             238,500
 Kohls Corp. (1). . . . . . . . . . . . .             3,000             167,730
 McDonalds Corp.. . . . . . . . . . . . .             5,000             138,750
 Nordstrom Inc. . . . . . . . . . . . . .             4,000             271,880
 SPDR Consumer Discretionary (2). . . . .            30,000             983,400
 Time Warner Inc. (1) . . . . . . . . . .            22,200             370,962

                                                                     2,631,272


Consumer staple:. . . . . . . . . . . . .       11.3
 Altria Group Inc.. . . . . . . . . . . .             7,000             452,620
 iShares Tr. DJ Consumer Non-Cycl. (2). .            16,500             864,105
 Pepsico Inc. . . . . . . . . . . . . . .             7,000             377,510
 Procter & Gamble Co. . . . . . . . . . .             7,000             369,250
 SPDR Consumer Staples Select Sector (2).            74,500           1,694,875
 Walgreen Co. . . . . . . . . . . . . . .             4,000             183,960

                                                                     3,942,320


Energy: . . . . . . . . . . . . . . . . .        8.9
 Exxon Mobil Corp.. . . . . . . . . . . .            20,346           1,169,285
 Kerr McGee Corp. . . . . . . . . . . . .             1,818             138,731
 Oil Service Holders Trust (2). . . . . .             8,000             815,280
 Patterson UTI Energy Inc.. . . . . . . .             7,000             194,810
 SPDR Energy Select Sector (2). . . . . .            18,000             800,100

                                                                     3,118,206


Financial services: . . . . . . . . . . .       18.7
 American Express Co. . . . . . . . . . .             9,600             511,008
 American International Group Inc.. . . .             3,534             205,325
 Asta Funding Inc.. . . . . . . . . . . .             5,000             138,900
 Bank of America Corp.. . . . . . . . . .             9,000             410,490
 Citigroup Inc. . . . . . . . . . . . . .            20,000             924,600
 Commerce Bancorp Inc.. . . . . . . . . .             8,000             242,480
 First Horizon National Corp. . . . . . .             7,500             316,500
 iShares Tr. DJ US Financial Sector (2) .            16,000           1,518,400
 iShares Tr. DJ US Real Estate Sector (2)             6,000             381,600
 J P Morgan Chase & Co. Inc.. . . . . . .            16,000             565,120
 Prudential Financial Inc.. . . . . . . .             7,000             459,620
 SPDR Financial Select Sector (2) . . . .             2,000              58,940
 Wells Fargo & Co.. . . . . . . . . . . .            13,000             800,540

                                                                     6,533,523


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
JUNE  30,  2005
(UNAUDITED)



                                         PERCENT
                                          OF NET                      MARKET
SECURITY                                  ASSETS    NUMBER OF SHARES   VALUE
--------------------------------------  ----------  -----------------  -----

Healthcare:. . . . . . . . . . . . . .       14.3%
 Abbott Labs . . . . . . . . . . . . .             4,000   $         196,040
 Caremark RX Inc. (1). . . . . . . . .             9,000             400,680
 iShares Tr. DJ US Health Care (2) . .            27,400           1,674,140
 iShares Tr. Nasdaq Bio. Index (1) (2)             4,000             271,600
 Johnson & Johnson . . . . . . . . . .             7,000             455,000
 Medtronic Inc.. . . . . . . . . . . .             8,000             414,320
 SPDR Health Care Select Sector (2). .            26,000             806,780
 UnitedHealth Group Inc. . . . . . . .            15,000             782,100

                                                                  5,000,660


Industrials: . . . . . . . . . . . . .        7.7
 General Electric Co.. . . . . . . . .            32,000           1,108,800
 Honeywell International . . . . . . .            13,000             476,190
 Pentair Inc.. . . . . . . . . . . . .             9,000             385,290
 United Technologies Corp. . . . . . .            14,000             718,900

                                                                  2,689,180


Materials: . . . . . . . . . . . . . .        1.7
 Florida Rock Industries Inc.. . . . .             2,000             146,700
 SPDR Materials Select Sector (2). . .            16,000             434,240

                                                                    580,940


Technology:. . . . . . . . . . . . . .       12.8
 Cisco Systems Inc. (1). . . . . . . .            20,000             381,600
 EMC Corp. (1) . . . . . . . . . . . .            25,000             342,750
 Hewlett Packard Co. . . . . . . . . .             3,000              70,530
 Infosys Technologies Ltd. . . . . . .             2,000             155,200
 Intel Corp. . . . . . . . . . . . . .            25,000             650,500
 iShares Tr. Goldman Sachs Tech. (2) .             6,000             258,660
 Marvell Tech Group Ltd. (1) . . . . .            10,000             379,700
 Microsoft Corp. . . . . . . . . . . .            38,000             943,920
 Motorola Inc. . . . . . . . . . . . .             5,000              91,300
 Nasdaq 100 Tr. Series 1 (2) . . . . .            11,000             404,580
 SPDR Technology Select Sector (2) . .            39,000             776,880

                                                                  4,455,620


See  notes  to  financial  statements.

------
PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2005
(UNAUDITED)




                                         PERCENT
                                          OF NET                      MARKET
SECURITY                                  ASSETS    NUMBER OF SHARES   VALUE
--------------------------------------  ----------  -----------------  -----

Telecommunications:. . . . . . . . . .        2.4%
 Nextel Communications Cl. A (1) . . .            10,000   $         323,100
 iShares Tr. DJ US Telecomm. (2) . . .            22,000             514,800

                                                                    837,900

Utilities: . . . . . . . . . . . . . .        3.6
 SPDR Utilites Select Sector (2) . . .            40,000           1,262,400

Diversified Indexed Trusts:. . . . . .        9.1
 iShares Tr. Russell 1000 Index (2). .             8,000             515,680
 iShares Tr. Russell 1000 Value (2). .            24,000           1,599,360
 iShares Tr. Russell Mid Cap Value (2)             9,000           1,062,810

                                                                  3,177,850

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $27,662,270). . . . . . . . . .       98.1                 34,229,871


SHORT-TERM OBLIGATIONS . . . . . . . .        1.6
 First American Treasury Obligations .            10,170              10,170
 Federated Prime Obligations . . . . .           550,000             550,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $560,170) . . . . . . . . . . .                              560,170


TOTAL INVESTMENTS
 (Cost $28,222,440) (3). . . . . . . .       99.7                 34,790,041


OTHER ASSETS AND LIABILITIES . . . . .        0.3                     98,860


NET ASSETS . . . . . . . . . . . . . .      100.0%         $      34,888,901


(1)   Non-income  producing  security.
(2) Exchange Traded Funds, or baskets of stocks giving exposure to certain market segments.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)
See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2005
(UNAUDITED)




ASSETS:
Investments in securities, at market value
 (Cost basis - $28,222,440) (Notes A & D) . . . . . . . . . . .  $34,790,041

Receivables:
 Dividends and interest . . . . . . . . . . . . . . . . . . . .       54,393
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . . .       23,691
 Securities sold. . . . . . . . . . . . . . . . . . . . . . . .      222,775

             Total receivables. . . . . . . . . . . . . . . . .      300,859


Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   35,090,900


LIABILITIES:

Payables:
             Accrued expenses (Note B). . . . . . . . . . . . .      (46,635)
 Securities purchased . . . . . . . . . . . . . . . . . . . . .     (155,364)

             Total payables . . . . . . . . . . . . . . . . . .     (201,999)


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $34,888,901



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,560,597
 Net decrease (Note C). . . . . . . . . . . . . . . . . . . . .     (135,520)

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,425,077




NET ASSET VALUE, offering price and redemption price per share.  $     24.48



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $27,332,436
 Net unrealized appreciation on investments . . . . . . . . . .    6,567,601
 Undistributed net investment income. . . . . . . . . . . . . .       47,171
 Accumulated net realized gain on investments . . . . . . . . .      941,693

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $34,888,901

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . .  $   321,466
 Interest. . . . . . . . . . . . . . . . . . . . . . . . . .       16,142

Total investment income. . . . . . . . . . . . . . . . . . .      337,608


EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . .      182,164
 Management fee. . . . . . . . . . . . . . . . . . . . . . .      109,299

Total expenses . . . . . . . . . . . . . . . . . . . . . . .      291,463


NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .       46,145


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments. . . . . . . . . . . . . .      921,695
 Change in unrealized appreciation of investments. . . . . .   (1,577,703)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS. . .     (656,008)


NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $  (609,863)


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                    For  The  Six  Months      For  the  Year
                                            Ended                       Ended
                                     June  30,  2005      December  31,  2004
                                       (Unaudited)





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . .  .  $    46,145   $   104,342
 Net realized gain on investments. . . . . . . .  .      921,695     2,131,997
 Change in unrealized appreciation of investments .   (1,577,703)      457,249

Net increase (decrease) in net assets from operations   (609,863)    2,693,588


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . .. . . .            0      (103,750)
 From net realized gain on investments . . .. . . .            0    (1,978,869)

Net decrease in assets from distributions to shareholders.     0    (2,082,619)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                  (3,342,949)      437,870

Total increase (decrease) in net assets. . . . .. .   (3,952,812)    1,048,839

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . .. .   38,841,713    37,792,874


 End of year . . . . . . . . . . . . . . . . .  . .  $34,888,901   $38,841,713




UNDISTRIBUTED NET INVESTMENT INCOME. . . . . .  . .  $    47,171   $     1,027



See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $182,164 for the six months ended June 30, 2005.
The Agreement was renewed by the Board at a meeting held on February 17, 2005. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)
The Trustees began by reviewing a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is important in reviewing Fund performance and advisory fees.

The Trustees then compared the Fund's average total returns to those of other accounts managed by the Adviser and several broad-based indices. The Trustees noted that while the Fund under-performed the indices, unlike mutual funds that have a specific investment style, the Fund does not have a pre-defined peer group. The Adviser explained that because it often is the sole investment adviser for a client/shareholder and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. As such, the investment style of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise the Fund's investment portfolio. The Trustees concluded that they were satisfied with the performance of the Fund considering the relationship between the Adviser and the Fund's shareholders and considering the impact from the under-performance of the large-cap growth holdings in the Fund's portfolio on the Fund's return.

Next, the Trustees reviewed the Adviser's personnel and operations. The Trustees noted the retirement of the senior partner of the Adviser who also had served as President of the Fund. The Adviser explained that the retirement had been anticipated and a transition strategy had been implemented in 2002. The Trustees also noted that a partner of the Adviser who had served as Secretary of the Fund since its inception has been elected President of the Fund. The Trustees also reviewed an organizational chart of all professional personnel performing services for the Fund and a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the change in personnel at the Adviser would not materially impact advisory services provided to the Fund, the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2004, and income statement for the year ended December 31, 2004, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objectives and strategy of the Fund.

------
PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)
The Trustees also considered the cost to the Adviser of providing the services and the profits to be realized by the Adviser. In reviewing the Adviser's profitability, the Trustees considered the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of similar investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After a lengthy discussion of the allocation of overhead expenses to the Adviser, the Trustees concluded that the allocation of expenses was reasonable, and that profitability of the Adviser was below the average of other investment advisers.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Funds under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The Adviser informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders generally exceeded the "average service" provided by advisers to other mutual funds. The Adviser stated that it provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes Fund managers available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. Fund shareholders are not typically provided these services; thus, the Fund's adviser fee of 1% may be higher than other funds' adviser fees. The Adviser also compared the Funds to other accounts managed by the Adviser.
The Adviser stated that on a marginal cost basis, the expense associated with the investment and reporting functions relating to shareholder accounts is lower than for its individually managed accounts. Based on the information presented, the Trustees concluded that they were satisfied that the Adviser's fee schedule was reasonable and that the Fund's expense ratio of 1.60% was slightly lower than the 1.66% average expense ratio of the other funds of similar size and objective.

Finally, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale would be appropriate. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. The Trustees also considered the service management agreement between the Fund and PC&J Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that PC&J Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Following the Adviser's presentation, the "disinterested" Trustees met separately with legal counsel to discuss the Agreement and the nature and quality of the services provided by the Adviser. Based upon the information provided, the Board concluded that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

------
PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Concluded)
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $3,500 for the six months ended June 30, 2005.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $109,299 for the six months ended June 30, 2005.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.





C.                                                         CAPITAL SHARE TRANSACTIONS
                                                     For the Six Months Ended     For the Year Ended
                                                          June 30, 2005          December 31, 2004
                                                           (Unaudited)

                                  Shares                       Dollars               Shares     Dollars
                                  ---------------------------  --------------------  ---------  ------------
  Subscriptions. . . . . . . . .                      60,043   $         1,461,891    103,250   $ 2,559,650
  Reinvestment of distributions.                           0                     0     83,539     2,082,619

                                                      60,043             1,461,891    186,789     4,642,269
  Redemptions. . . . . . . . . .                    (195,563)           (4,804,840)  (167,905)   (4,204,399)

  Net increase (decrease). . . .                    (135,520)  $        (3,342,949)    18,884   $   437,870

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2005 aggregated $12,673,946 and $16,468,964, respectively.
At June 30, 2005, gross unrealized appreciation on investments was $6,704,659 and gross unrealized depreciation on investments was $137,058 for a net unrealized appreciation of $6,567,601 for financial reporting and federal income tax purposes.

------
PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)


E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid




For the Year Ended December 31, 2004                    For the Year Ended December 31, 2003


Ordinary Income  Capital Gains   Total Distribution    Ordinary Income   Capital Gains   Total Distribution
---------------  --------------  -------------------  ----------------   --------------  ------------------

919,904. . . . .  $   1,162,715  $         2,082,619  $         43,518   $            0  $           43,518







Tax Basis of Distributable Earnings
      As of December 31, 2004

   Undistributed Ordinary Income      Undistributed Capital Gains.  Unrealized Appreciation
------------------------------------ ----------------------------  ------------------------
                                     ----------------------------  ------------------------
$                              9,274                      11,750. .$              8,145,304
------------------------------------ ----------------------------  ------------------------

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 68.5%.

PC&J  PERFORMANCE  FUND
-----------------------

ADDITIONAL  INFORMATION
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period for the six months ended June 30, 2005.
                                 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                                                   Ending Account
                          Beginning Account Value       Value        Expenses Paid
                              January 1, 2005       June 30, 2005   During Period*

Actual                    $                  1,000  $       983.53  $          7.82

Hypothetical (5% return
 before expenses). . . .  $                  1,000  $     1,016.92  $          7.95

* Expenses are equal to the Fund's annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

PC&J  PERFORMANCE  FUND

ADDITIONAL  INFORMATION  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS





INDUSTRY SECTOR               % OF NET ASSETS
----------------------------  ----------------
Consumer Discretionary . . .              7.6%
----------------------------  ----------------
Consumer Staple. . . . . . .             11.3
Energy . . . . . . . . . . .              8.9
Financial Services . . . . .             18.7
Healthcare . . . . . . . . .             14.3
Industrials. . . . . . . . .              7.7
Materials. . . . . . . . . .              1.7
Technology . . . . . . . . .             12.8
Telecommunications . . . . .              2.4
Utilities. . . . . . . . . .              3.6
Diversified Indexed Trusts .              9.1
Short-Term Obligations . . .              1.6
Other Assets and Liabilities              0.3
Total. . . . . . . . . . . .            100.0%
                              ----------------


PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                        Trustee since
Year of Birth: 1931      Trustee                      2003           2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                                 None
--------------------------------------------------------  -----------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003             2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                     None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street      Treasurer,             Treasurer and
Dayton, Ohio 45402         Chief Compliance       Trustee since
Year of Birth: 1955        Officer and Trustee    1985; Chief                    2
                                                  Compliance
                                                  Officer since
                                                  2004
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President of Adviser since 1998; Treasurer since
September 1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street   President,            Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee               1985; elected         2
                                              President 2005
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------





* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2005 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM  2.  CODE  OF  ETHICS.   Not  Applicable

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  Applicable

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  Applicable

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Performance  Fund
-----------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     July  25,  2005
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James  M.  Johnson,  President

Date     July  25,  2005
         ---------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     July  25,  2005
         ---------------